Share-Based and Unit-Based Compensation - Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 15,100	$ 15,100	$ 23,900
Participation unit		(49)	(3,291)
Total	$ 0	1,296	372
Common incentive unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 1,345	$ 3,663